Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share based payment arrangement	four-year vesting term
Description of maximum term of options granted for share-based payment arrangement	maximum term of ten years
Expense from share based payment transactions	$ 10,962	$ 1,984	$ 959
Share based payment arrangements, Explanation of cancellations or modifications to the granted awards	no	no	no
Other paid-in capital	$ 12,432	$ 2,464
Weighted average remaining contractual life of outstanding share options	7 years 11 months 12 days	7 years 2 months 12 days	7 years 10 months 17 days
Share Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other paid-in capital	$ 12,432	$ 2,464	$ 1,605